LAND USE RIGHTS, NET (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
LAND USE RIGHTS, NET
Cost	¥ 1,036,178		¥ 1,036,179				¥ 1,036,178
Accumulated amortization	(27,630)		(32,813)				(17,270)
Land use rights, net	1,008,548		1,003,366		$ 141,051	$ 150,572	¥ 1,018,908
Amortization of land use rights	¥ 10,360	¥ 6,908	¥ 15,543	¥ 12,089